UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02032

MFS SERIES TRUST XVI

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: June 30*

Date of reporting period: March 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS INVESTMENT MANAGEMENT

MFS® Global Multi-Asset Fund

QUARTERLY REPORT

March 31, 2011

MFS Global Multi-Asset Fund

PORTFOLIO OF INVESTMENTS (unaudited) 3/31/11

Issuer	Shares/Par	Value ($)
Common Stocks – 29.5%
Aerospace – 0.4%
Honeywell International, Inc.	646	$38,573
Precision Castparts Corp.	372	54,751

		$93,324

Alcoholic Beverages – 0.3%
Heineken N.V.	1,589	$87,026

Apparel Manufacturers – 0.3%
Li & Fung Ltd.	4,000	$20,492
LVMH Moet Hennessy Louis Vuitton S.A.	68	10,764
NIKE, Inc., “B”	470	35,579

		$66,835

Automotive – 0.7%
Bayerische Motoren Werke AG	778	$64,777
DENSO Corp.	800	26,545
General Motors Co. (a)	480	14,894
Honda Motor Co. Ltd.	1,000	37,569
Johnson Controls, Inc.	441	18,332
Mando Corp.	125	19,771

		$181,888

Biotechnology – 0.1%
Gilead Sciences, Inc. (a)	921	$39,087

Broadcasting – 0.3%
Nippon Television Network Corp.	170	$24,178
Publicis Groupe S.A.	562	31,520
Viacom, Inc., “B”	343	15,956

		$71,654

Brokerage & Asset Managers – 0.7%
Aberdeen Asset Management PLC	5,754	$19,458
Affiliated Managers Group, Inc. (a)	372	40,686
BM&F Bovespa S.A.	4,200	30,484
Deutsche Boerse AG	599	45,459
Franklin Resources, Inc.	421	52,659

		$188,746

Business Services – 0.6%
Accenture Ltd., “A”	1,156	$63,545
Cielo S.A.	1,862	15,784
Cognizant Technology Solutions Corp., “A” (a)	548	44,607
Mitsubishi Corp.	800	22,207

		$146,143

Cable TV – 0.3%
Comcast Corp., “Special A”	1,499	$34,807
DIRECTV, “A” (a)	460	21,528
Virgin Media, Inc.	813	22,593

		$78,928

Chemicals – 0.5%
Celanese Corp.	1,205	$53,466
Ecolab, Inc.	303	15,459
Monsanto Co.	480	34,685
Nufarm Ltd. (a)	3,095	16,551

		$120,161

MFS Global Multi-Asset Fund

PORTFOLIO OF INVESTMENTS (unaudited) 3/31/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – 0.6%
Autodesk, Inc. (a)	597	$26,334
Oracle Corp.	3,420	114,125

		$140,459

Computer Software - Systems – 1.6%
Acer, Inc.	18,000	$36,727
Apple, Inc. (a)	578	201,404
EMC Corp. (a)	3,488	92,606
Hewlett-Packard Co.	1,391	56,989
Konica Minolta Holdings, Inc.	1,500	12,569

		$400,295

Conglomerates – 0.1%
Hutchison Whampoa Ltd.	2,000	$23,681

Construction – 0.3%
Anhui Conch Cement Co. Ltd.	4,000	$25,018
Corporacion GEO S.A.B. de C.V., “B” (a)	1,372	3,843
Duratex S.A.	392	4,142
Owens Corning (a)	842	30,304
Urbi Desarrollos Urbanos S.A. de C.V. (a)	7,056	16,468

		$79,775

Consumer Products – 0.6%
Avon Products, Inc.	2,361	$63,841
Procter & Gamble Co.	490	30,184
Reckitt Benckiser Group PLC	1,158	59,482

		$153,507

Containers – 0.1%
Graham Packaging Co., Inc. (a)	1,391	$24,245

Electrical Equipment – 0.8%
Danaher Corp.	2,018	$104,734
Schneider Electric S.A.	261	44,609
Siemens AG	467	64,006

		$213,349

Electronics – 0.6%
Advanced Micro Devices, Inc. (a)	3,171	$27,271
ASML Holding N.V.	842	37,469
First Solar, Inc. (a)	215	34,581
Samsung Electronics Co. Ltd.	27	22,940
Samsung Electronics Co. Ltd., GDR	26	11,079
Taiwan Semiconductor Manufacturing Co. Ltd.	3,000	7,202

		$140,542

Energy - Independent – 1.1%
Apache Corp.	480	$62,842
Bankers Petroleum Ltd. (a)	3,295	29,568
CONSOL Energy, Inc.	313	16,786
EOG Resources, Inc.	264	31,287
INPEX Corp.	8	60,688
Occidental Petroleum Corp.	725	75,755

		$276,926

Energy - Integrated – 2.0%
BG Group PLC	1,601	$39,835
BP PLC	11,825	86,122
Chevron Corp.	764	82,077

MFS Global Multi-Asset Fund

PORTFOLIO OF INVESTMENTS (unaudited) 3/31/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Integrated – continued
China Petroleum & Chemical Corp.	28,000	$28,077
Exxon Mobil Corp.	1,450	121,989
Royal Dutch Shell PLC, “A”	3,864	140,337

		$498,437

Engineering - Construction – 0.7%
Fluor Corp.	1,450	$106,807
JGC Corp.	2,000	46,814
Keppel Corp. Ltd.	3,000	29,274

		$182,895

Food & Beverages – 0.9%
General Mills, Inc.	1,332	$48,685
Groupe Danone	1,807	118,044
Nestle S.A.	1,056	60,532

		$227,261

Food & Drug Stores – 0.4%
Lawson, Inc.	400	$19,283
Tesco PLC	8,285	50,638
Walgreen Co.	725	29,102

		$99,023

Gaming & Lodging – 0.1%
Sands China Ltd. (a)	15,600	$34,816

General Merchandise – 0.6%
Kohl’s Corp.	1,068	$56,647
Target Corp.	1,901	95,069

		$151,716

Insurance – 1.0%
ACE Ltd.	803	$51,954
Hiscox Ltd.	7,318	44,293
ING Groep N.V. (a)	5,106	64,627
MetLife, Inc.	1,391	62,219
Swiss Reinsurance Co.	521	29,808

		$252,901

Internet – 0.2%
Google, Inc., “A” (a)	88	$51,586

Machinery & Tools – 0.5%
Glory Ltd.	1,000	$22,013
MAN SE	388	48,389
Schindler Holding AG	260	31,251
Sinotruk Hong Kong Ltd.	25,000	21,405

		$123,058

Major Banks – 2.9%
Bank of America Corp.	5,154	$68,703
BNP Paribas	1,150	84,113
Credit Suisse Group AG	1,408	59,830
Erste Group Bank AG	957	48,290
Goldman Sachs Group, Inc.	323	51,186
HSBC Holdings PLC	8,741	89,883
JPMorgan Chase & Co.	2,528	116,541
KBC Group N.V.	973	36,590
Sumitomo Mitsui Financial Group, Inc.	1,200	37,307
SunTrust Banks, Inc.	1,470	42,395

MFS Global Multi-Asset Fund

PORTFOLIO OF INVESTMENTS (unaudited) 3/31/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – continued
Toronto-Dominion Bank	611	$54,073
Westpac Banking Corp.	1,280	32,212

		$721,123

Medical & Health Technology & Services – 0.2%
Miraca Holdings, Inc.	800	$30,632
Rhoen-Klinikum AG	1,296	28,101

		$58,733

Medical Equipment – 0.7%
Becton, Dickinson & Co.	441	$35,112
Medtronic, Inc.	1,489	58,592
St. Jude Medical, Inc.	1,019	52,234
Thermo Fisher Scientific, Inc. (a)	646	35,885

		$181,823

Metals & Mining – 1.0%
BHP Billiton PLC	2,157	$85,122
Iluka Resources Ltd.	4,330	59,567
Sumitomo Metal Industries Ltd.	7,000	15,653
Teck Resources Ltd., “B”	1,669	88,468
Usinas Siderurgicas de Minas Gerais S.A., IPS	1,176	14,226

		$263,036

Natural Gas - Distribution – 0.1%
Tokyo Gas Co. Ltd.	4,000	$18,274

Network & Telecom – 0.2%
Cisco Systems, Inc.	2,704	$46,374

Oil Services – 0.6%
AMEC PLC	980	$18,755
Halliburton Co.	2,018	100,577
Schlumberger Ltd.	196	18,279
Technip	190	20,262

		$157,873

Other Banks & Diversified Financials – 1.5%
Banco Santander S.A., IEU	3,724	$45,163
Bank Rakyat Indonesia	78,000	51,507
China Construction Bank	93,000	87,159
ICICI Bank Ltd., ADR	1,293	64,430
Sberbank of Russia	9,300	34,949
Visa, Inc., “A”	725	53,375
Zions Bancorporation	1,460	33,668

		$370,251

Pharmaceuticals – 1.2%
Abbott Laboratories	1,411	$69,210
Pfizer, Inc.	3,684	74,822
Roche Holding AG	461	65,850
Sanofi-Aventis	917	64,296
Teva Pharmaceutical Industries Ltd., ADR	666	33,413

		$307,591

Precious Metals & Minerals – 0.2%
Anglo American Platinum Corp. Ltd.	115	$11,848
Newcrest Mining Ltd.	785	32,332

		$44,180

MFS Global Multi-Asset Fund

PORTFOLIO OF INVESTMENTS (unaudited) 3/31/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Railroad & Shipping – 0.2%
CSX Corp.	441	$34,663
East Japan Railway Co.	400	22,241

		$56,904

Restaurants – 0.3%
McDonald’s Corp.	862	$65,590

Specialty Chemicals – 0.8%
Airgas, Inc.	666	$44,236
Akzo Nobel N.V.	1,198	82,310
Formosa Plastics Corp.	4,000	14,079
Linde AG	320	50,543

		$191,168

Specialty Stores – 0.4%
Abercrombie & Fitch Co., “A”	401	$23,539
Esprit Holdings Ltd.	6,600	30,291
Tiffany & Co.	588	36,127

		$89,957

Telecommunications - Wireless – 0.5%
Vivo Participacoes S.A., ADR	833	$33,637
Vodafone Group PLC	30,206	85,526

		$119,163

Telephone Services – 0.9%
American Tower Corp., “A” (a)	441	$22,853
AT&T, Inc.	1,568	47,981
China Unicom Ltd.	18,000	29,898
Royal KPN N.V.	4,703	80,114
Telecom Italia S.p.A.	15,907	21,394
Telecom Italia S.p.A.	15,933	24,500

		$226,740

Tobacco – 0.1%
Japan Tobacco, Inc.	9	$32,514

Trucking – 0.3%
Expeditors International of Washington, Inc.	744	$37,304
Yamato Holdings Co. Ltd.	2,200	34,119

		$71,423

Utilities - Electric Power – 1.0%
American Electric Power Co., Inc.	852	$29,939
CEZ AS	789	40,323
CMS Energy Corp.	3,557	69,859
Energias de Portugal S.A.	12,490	48,642
Fortum Corp.	1,375	46,690
Tractebel Energia S.A.	1,568	26,507

		$261,960

Total Common Stocks		$7,432,941

Bonds – 44.2%
International Market Sovereign – 9.3%
Buoni Poliennali del Tes, 3.75%, 2021	EUR 78,000	$101,776
Commonwealth of Australia, 5.75%, 2021	AUD 68,000	71,709
Federal Republic of Germany, 3.75%, 2013	EUR 55,000	81,162
Federal Republic of Germany, 3.75%, 2015	EUR 165,000	245,574
Federal Republic of Germany, 4.25%, 2018	EUR 105,000	159,837

MFS Global Multi-Asset Fund

PORTFOLIO OF INVESTMENTS (unaudited) 3/31/11 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
International Market Sovereign – continued
Federal Republic of Germany, 6.25%, 2030	EUR	41,000	$76,578
Government of Canada, 4.5%, 2015	CAD	42,000	46,693
Government of Canada, 4.25%, 2018	CAD	245,000	271,860
Kingdom of Spain, 4.6%, 2019	EUR	53,000	72,909
Kingdom of Sweden, 5%, 2020	SEK	230,000	41,307
Kingdom of the Netherlands, 3.75%, 2014	EUR	130,000	192,471
Kingdom of the Netherlands, 5.5%, 2028	EUR	15,000	25,384
Republic of Austria, 4.65%, 2018	EUR	40,000	60,877
Republic of Finland, 3.875%, 2017	EUR	55,000	80,962
Republic of France, 6%, 2025	EUR	44,000	76,265
Republic of France, 4.75%, 2035	EUR	45,000	69,135
Republic of Italy, 4.75%, 2013	EUR	110,000	161,613
Republic of Italy, 5.25%, 2017	EUR	70,000	104,802
United Kingdom Treasury, 8%, 2015	GBP	80,000	159,720
United Kingdom Treasury, 8%, 2021	GBP	55,000	120,316
United Kingdom Treasury, 4.25%, 2027	GBP	35,000	56,422
United Kingdom Treasury, 4.25%, 2036	GBP	30,000	47,278

			$2,324,650

Major Banks – 0.1%
Macquarie Group Ltd., 6.25%, 2021 (z)		$20,000	$20,197

Mortgage-Backed – 0.1%
Fannie Mae, 5.05%, 2017		$29,541	$31,493

U.S. Treasury Obligations – 34.7%
U.S. Treasury Bonds, 6.875%, 2025		$27,000	$35,539
U.S. Treasury Bonds, 4.5%, 2039		23,000	22,993
U.S. Treasury Bonds, TIPS, 1.125%, 2021		201,344	204,285
U.S. Treasury Bonds, TIPS, 2.375%, 2025		292,078	327,880
U.S. Treasury Bonds, TIPS, 2.375%, 2027		163,805	182,399
U.S. Treasury Bonds, TIPS, 3.625%, 2028		177,007	228,283
U.S. Treasury Bonds, TIPS, 2.5%, 2029		194,889	220,757
U.S. Treasury Bonds, TIPS, 3.375%, 2032		37,221	47,927
U.S. Treasury Bonds, TIPS, 2.125%, 2041		140,788	148,763
U.S. Treasury Notes, 1.375%, 2013		100,000	101,160
U.S. Treasury Notes, 4.75%, 2017 (f)		2,900,000	3,250,720
U.S. Treasury Notes, 3.5%, 2020		1,318,000	1,335,819
U.S. Treasury Notes, TIPS, 3%, 2012		79,613	85,273
U.S. Treasury Notes, TIPS, 0.625%, 2013		187,542	196,274
U.S. Treasury Notes, TIPS, 2%, 2014		238,370	259,749
U.S. Treasury Notes, TIPS, 2%, 2014		233,662	256,408
U.S. Treasury Notes, TIPS, 1.625%, 2015		173,000	187,529
U.S. Treasury Notes, TIPS, 0.5%, 2015		152,430	158,218
U.S. Treasury Notes, TIPS, 2%, 2016		166,434	183,753
U.S. Treasury Notes, TIPS, 2.375%, 2017		191,105	215,367
U.S. Treasury Notes, TIPS, 2.625%, 2017		196,574	225,768
U.S. Treasury Notes, TIPS, 1.375%, 2018		153,188	163,109
U.S. Treasury Notes, TIPS, 2.125%, 2019		164,117	183,131
U.S. Treasury Notes, TIPS, 1.375%, 2020		178,218	186,865
U.S. Treasury Notes, TIPS, 1.25%, 2020		320,107	330,585

			$8,738,554

Total Bonds			$11,114,894

MFS Global Multi-Asset Fund

PORTFOLIO OF INVESTMENTS (unaudited) 3/31/11 - continued

Issuer	Expiration Date	Shares/Par	Value ($)
Warrants – 0.1%
Machinery & Tools – 0.0%
BEML Ltd. - Zero Strike Warrant (1 share for 1 warrant) (a)(n)	9/15/15	733	$11,360

Metals & Mining – 0.1%
Steel Authority of India - Zero Strike Warrant (1 share for 1 warrant) (a)(n)	3/25/14	4,960	$18,516

Total Warrants			$29,876

Money Market Funds (v) – 61.8%
MFS Institutional Money Market Portfolio, 0.19%, at Net Asset Value		15,541,801	$15,541,801

Underlying Affiliated Funds – 20.2%
MFS Commodity Strategy Fund - Class I		272,300	$3,812,203
MFS Global Real Estate Fund - Class I		88,078	1,264,802

Total Underlying Affiliated Funds			$5,077,005

Total Investments			$39,196,517

Other Assets, Less Liabilities – (55.8)%			(14,033,134)

Net Assets – 100.0%			$25,163,383

(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $29,876, representing 0.1% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Macquarie Group Ltd., 6.25%, 2021	3/31/11	$20,197	$20,197
% of Net Assets			0.1%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt
IEU	International Equity Unit
IPS	International Preference Stock
PLC	Public Limited Company
TIPS	Treasury Inflation Protected Security

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit

MFS Global Multi-Asset Fund

PORTFOLIO OF INVESTMENTS (unaudited) 3/31/11 - continued

NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRL	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Global Multi-Asset Fund

Supplemental Information (Unaudited) 3/31/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures and forward foreign currency exchange contracts. The following is a summary of the levels used as of March 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$7,462,817	$—	$—	$7,462,817
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	8,738,554	—	8,738,554
Non-U.S. Sovereign Debt	—	2,324,650	—	2,324,650
Residential Mortgage-Backed Securities	—	31,493	—	31,493
Foreign Bonds	—	20,197	—	20,197
Mutual Funds	20,618,806	—	—	20,618,806

Total Investments	$28,081,623	$11,114,894	$—	$39,196,517

Other Financial Instruments
Futures	$(56,549)	$—	$—	$(56,549)
Forward Foreign Currency Exchange Contracts	—	7,211	—	7,211

For further information regarding security characteristics, see the Portfolio of Investments.

MFS Global Multi-Asset Fund

Supplemental Information (Unaudited) 3/31/11 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$38,980,132

Gross unrealized appreciation	$244,815
Gross unrealized depreciation	(28,430)

Net unrealized appreciation (depreciation)	$216,385

(3) Derivative Contracts at 3/31/11

Forward Foreign Currency Exchange Contracts at 3/31/11

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	AUD	HSBC Bank	23,000	5/9/11	$23,564	$23,688	$124
BUY	AUD	JPMorgan Chase Bank N.A.	255,286	5/9/11	262,000	262,917	917
BUY	CHF	Goldman Sachs International	61,000	4/12/11	66,232	66,416	184
BUY	CNY	JPMorgan Chase Bank N.A.	217,000	5/6/11	33,125	33,194	69
BUY	CZK	Goldman Sachs International	172,000	4/12/11	9,886	9,934	48
BUY	DKK	Goldman Sachs International	183,000	4/12/11	34,600	34,778	178
BUY	EUR	JPMorgan Chase Bank N.A.	2,059,656	5/9/11	2,901,237	2,917,035	15,798
BUY	GBP	JPMorgan Chase Bank N.A.	20,000	5/9/11	31,992	32,071	79
SELL	JPY	JPMorgan Chase Bank N.A.	78,717,180	5/9/11	948,000	946,525	1,475
BUY	KRW	HSBC Bank	87,349,000	4/25/11	78,481	79,530	1,049
BUY	MXN	UBS AG	276,000	4/11/11	23,059	23,189	130
BUY	NOK	Goldman Sachs International	295,000	4/12/11	52,684	53,321	637
BUY	NOK	JPMorgan Chase Bank N.A.	7,132,362	5/9/11	1,274,000	1,287,338	13,338
BUY	NZD	Goldman Sachs International	11,000	6/15/11	8,296	8,354	58
BUY	PHP	JPMorgan Chase Bank N.A.	896,000	5/11/11	20,584	20,608	24
BUY	SEK	JPMorgan Chase Bank N.A.	8,160,320	5/9/11	1,285,721	1,290,635	4,914
BUY	SGD	Goldman Sachs International	99,000	4/12/11	78,492	78,541	49
BUY	THB	JPMorgan Chase Bank N.A.	500,000	5/18/11	16,474	16,512	38
BUY	ZAR	JPMorgan Chase Bank N.A.	136,000	6/14/11	19,630	19,898	268

							$39,377

Liability Derivatives
SELL	CAD	Goldman Sachs International	94,000	4/12/11	$96,404	$96,934	$(530)
SELL	CAD	JPMorgan Chase Bank N.A.	2,217,429	5/9/11	2,281,000	2,285,322	(4,322)
SELL	CHF	JPMorgan Chase Bank N.A.	1,808,296	5/9/11	1,960,000	1,969,182	(9,182)
BUY	GBP	JPMorgan Chase Bank N.A.	1,424,523	5/9/11	2,287,000	2,284,295	(2,705)
BUY	IDR	JPMorgan Chase Bank N.A.	179,737,000	5/11/11	20,588	20,518	(70)
BUY	JPY	JPMorgan Chase Bank N.A.	128,433,000	5/9/11	1,558,086	1,544,327	(13,759)
BUY	JPY	UBS AG	665,000	4/12/11	8,019	8,019	—
BUY	MYR	Barclays Bank PLC	50,000	5/31/11	16,502	16,445	(57)
SELL	NZD	JPMorgan Chase Bank N.A.	826,804	5/9/11	627,999	629,435	(1,436)
BUY	PLN	JPMorgan Chase Bank N.A.	75,000	4/26/11	26,424	26,362	(62)
BUY	TWD	JPMorgan Chase Bank N.A.	876,000	5/31/11	29,867	29,824	(43)

							$(32,166)

MFS Global Multi-Asset Fund

Supplemental Information (Unaudited) 3/31/11 - continued

Futures Contracts Outstanding at 3/31/11

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
DAX Index (Long)	EUR	10	$2,507,913	June-2011	$16,950
OMX 30 Index (Short)	SEK	50	888,203	April-2011	3,635

					20,585
Interest Rate Futures
Government of Canada 10 yr (Short)	CAD	13	$1,609,077	June-2011	$5,042

					$25,627

Liability Derivatives
Equity Futures
Australian SPI 200 Index (Short)	AUD	17	$2,138,647	June-2011	$(9,310)
S&P/TSE 60 Index (Short)	CAD	5	832,697	June-2011	(4,662)
AEX Index (Long)	EUR	9	928,804	April-2011	(8,073)
CAC 40 Index (Long)	EUR	19	1,074,648	April-2011	(9,949)
FTSE/MIB Index (Long)	EUR	4	605,229	June-2011	(6,275)
IBEX Index (Long)	EUR	4	599,079	April-2011	(13,458)
FTSE 100 Index (Long)	GBP	5	471,995	June-2011	(3,301)
Hang Seng China Enterprises Index (Short)	HKD	5	427,008	April-2011	(5,427)
Hang Seng Index (Short)	HKD	1	151,153	April-2011	(496)
Nikkei 225 Index (Short)	JPY	8	938,687	June-2011	(5,876)
Mexico Bolsa Index (Short)	MXN	4	126,025	June-2011	(1,764)
MSCI Singapore Index (Short)	SGD	5	291,075	April-2011	(1,603)
TurkDEX-ISE 30 Index (Short)	TRL	35	176,071	April-2011	(470)
E-Mini S&P 500 Index (Long)	USD	39	2,575,950	June-2011	(605)
NIFTY Index (Short)	USD	76	892,088	April-2011	(4,313)
MSCI Taiwan Index (Short)	USD	11	337,810	April-2011	(1,529)
FTSE Top 40 Index (Short)	ZAR	6	259,424	June-2011	(760)

					$(77,871)
Interest Rate Futures
Australian Treasury Bond 10 yr (Short)	AUD	3	$322,117	June-2011	$(496)
German Euro Bond (Long)	EUR	8	1,375,024	June-2011	(476)
United Kingdom Treasury 10 yr (Short)	GBP	9	1,691,676	June-2011	(180)
Japan Treasury Bond 10 yr (Short)	JPY	2	3,355,374	June-2011	(36)
U.S. Treasury Note 10 yr (Long)	USD	38	4,523,188	June-2011	(3,117)

					$(4,305)

					$(82,176)

At March 31, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	16,207,673	(665,872)	15,541,801
MFS Commodity Strategy Fund	—	272,300	—	272,300
MFS Global Real Estate Fund	—	88,078	—	88,078

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$165	$15,541,801
MFS Commodity Strategy Fund	—	—	—	3,812,203
MFS Global Real Estate Fund	—	—	—	1,264,802

	$—	$—	$165	$20,618,806

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XVI

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: May 16, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: May 16, 2011

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 16, 2011

*	Print name and title of each signing officer under his or her signature.